Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
The following table sets forth the compensation for our Chief Executive Officer and the average compensation for our other named executive officers (“NEOs”), both as reported in the Summary Compensation Table (“SCT”) and with certain adjustments to reflect the “compensation actually paid” (“CAP”) to such individuals, as defined under SEC rules, for each of 2022, 2021 and 2020. The table also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, Net Income and Adjusted EBITA Margin over such years in accordance with SEC rules.
Pay versus Performance Table

					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
YEAR	SUMMARY COMPENSATION TABLE (“SCT”) TOTAL FOR CEO(1)	COMPENSATION ACTUALLY PAID TO CEO(2)	AVERAGE SUMMARY COMPENSATION TABLE FOR NON-CEO NEOs(1)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NEOs(2)	MANPOWERGROUP TOTAL SHAREHOLDER RETURN	S&P COMPOSITE 1500 HUMAN RESOURCES AND EMPLOYMENT SERVICES TOTAL SHAREHOLDER RETURN(3)	NET INCOME(4) ($000)	ADJUSTED EBITA MARGIN(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2022	$13,123,985	$3,873,368	$4,202,631	$2,336,378	$93.08	$113.87	$373,800	3.51%

2021	$18,787,835	$30,986,274	$3,902,692	$5,936,072	$105.53	$152.43	$382,400	3.10%

2020	$11,903,571	$6,028,110	$2,400,468	$1,512,063	$95.47	$100.85	$23,800	2.20%

(1)
Compensation for our CEO, Jonas Prising, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-CEOs
includes the following NEOs: John McGinnis, Michelle Nettles, and Richard Buchband.

(2)
Compensation “actually paid” for the CEO and average compensation “actually paid” for our non-CEOs
in each of 2022, 2021 and 2020 reflects the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the tables below, as determined in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the CEO and our other NEOs during the applicable year. For information regarding the decisions made by o
u
r People, Culture and Compensation Committee in regard to the CEO’s and our other NEOs’ compensation for fiscal year 2022, see the “Compensation Discussion and Analysis” section of this Proxy Statement.

CEO SCT Total to CAP Reconciliation:

CEO: MR. PRISING	2022	2021	2020

Total Compensation as reported in SCT	$13,123,985	$18,787,835	$11,903,571

Subtract grant date fair value of equity awards granted during fiscal year reported in SCT	$(10,000,045)	$(14,000,045)	$(10,000,012)

Add fair value of equity compensation granted in current year – value at year-end	$7,316,198	$25,650,278	$9,176,116

Add dividends accrued on unvested shares/share units	$356,656	$164,080	$131,390

Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(4,469,463)	$212,830	$(3,943,945)

Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$1,955,816	$171,296	$(621,509)

Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	$(4,409,779)	$—	$(617,501)

Compensation Actually Paid to CEO	$3,873,368	$30,986,274	$6,028,110

Average
Non-CEO
SCT Total to CAP Reconciliation:

NON-CEO NEOs (AVERAGE)	2022	2021	2020

Total Compensation as reported in SCT	$4,202,631	$3,902,692	$2,400,468

Subtract grant date fair value of equity awards granted during fiscal year reported in SCT	$(3,000,006)	$(2,240,139)	$(1,600,079)

Add fair value of equity compensation granted in current year – value at year-end	$2,229,006	$4,104,263	$1,468,252

Add dividends accrued on unvested shares/share units	$96,802	$32,353	$37,362

Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(728,235)	$48,243	$(614,567)

Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$241,767	$88,660	$(104,606)

Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	$(705,587)	$—	$(74,767)

Compensation Actually Paid to Non-CEO NEOs	$2,336,378	$5,936,072	$1,512,063

(3)
TSR is cumulative (assuming $100 was invested on December 31, 2019) for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation
S-K.
The peer group for purposes of this table is the same as for the Shareholder Return Performance Presentation of the Company’s Annual Reports on Form
10-K
for the year ended December 31, 2022. Historic stock price performance is not necessarily indicative of future stock performance.

(4)	Reflects “Net Income” in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020.

(5)
Adjusted EBITA Margin is the financial measure from the tabular list of Company Performance Metrics below which in the Company’s assessment represents the most important financial measure used by the Company to link compensation and performance. Adjusted EBITA Margin as used in this Proxy Statement is a non-GAAP
financial measure. Refer to page 4
4
 for further discussion on this measure, including a reconciliation of Adjusted EBITA Margin to the most directly comparable GAAP measure.

Company Selected Measure Name	Adjusted EBITA Margin
Named Executive Officers, Footnote [Text Block]	Compensation for our CEO, Jonas Prising, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-CEOs
	includes the following NEOs: John McGinnis, Michelle Nettles, and Richard Buchband.
Peer Group Issuers, Footnote [Text Block]	TSR is cumulative (assuming $100 was invested on December 31, 2019) for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation
S-K.
The peer group for purposes of this table is the same as for the Shareholder Return Performance Presentation of the Company’s Annual Reports on Form
10-K
	for the year ended December 31, 2022. Historic stock price performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 13,123,985	$ 18,787,835	$ 11,903,571
PEO Actually Paid Compensation Amount	$ 3,873,368	30,986,274	6,028,110
Adjustment To PEO Compensation, Footnote [Text Block]
CEO SCT Total to CAP Reconciliation:

CEO: MR. PRISING	2022	2021	2020

Total Compensation as reported in SCT	$13,123,985	$18,787,835	$11,903,571

Subtract grant date fair value of equity awards granted during fiscal year reported in SCT	$(10,000,045)	$(14,000,045)	$(10,000,012)

Add fair value of equity compensation granted in current year – value at year-end	$7,316,198	$25,650,278	$9,176,116

Add dividends accrued on unvested shares/share units	$356,656	$164,080	$131,390

Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(4,469,463)	$212,830	$(3,943,945)

Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$1,955,816	$171,296	$(621,509)

Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	$(4,409,779)	$—	$(617,501)

Compensation Actually Paid to CEO	$3,873,368	$30,986,274	$6,028,110

Non-PEO NEO Average Total Compensation Amount	$ 4,202,631	3,902,692	2,400,468
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,336,378	5,936,072	1,512,063
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average
Non-CEO
SCT Total to CAP Reconciliation:

NON-CEO NEOs (AVERAGE)	2022	2021	2020

Total Compensation as reported in SCT	$4,202,631	$3,902,692	$2,400,468

Subtract grant date fair value of equity awards granted during fiscal year reported in SCT	$(3,000,006)	$(2,240,139)	$(1,600,079)

Add fair value of equity compensation granted in current year – value at year-end	$2,229,006	$4,104,263	$1,468,252

Add dividends accrued on unvested shares/share units	$96,802	$32,353	$37,362

Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(728,235)	$48,243	$(614,567)

Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$241,767	$88,660	$(104,606)

Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	$(705,587)	$—	$(74,767)

Compensation Actually Paid to Non-CEO NEOs	$2,336,378	$5,936,072	$1,512,063

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP vs. TSR
As shown in the chart below, the CEO and other NEOs’ CAP amounts are aligned with the Company’s TSR. The Company’s lower TSR in 2020 and 2022 relative to the S&P 1500 Human Resources & Employment Services (HRES) Index aligned with lower CAP for the CEO and NEOs, while stronger performance in 2021 resulted in higher CAP.

Compensation Actually Paid vs. Net Income [Text Block]
CAP vs. GAAP Net Income
The Company’s GAAP Net Income performance improved in 2021, aligning with higher CAP for that year, while it was down slightly in 2022 which aligned to financial performance coming in slightly below target.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP vs. Company Selected Measure
The Company’s EBITA Margin has increased each of the last two years. CAP was aligned with the margin expansion in 2021 but lagged the margin expansion in 2022 as performance came in slightly below targeted levels.

Tabular List [Table Text Block]
Most Important Financial Performance Measures
The unranked list below represents ManpowerGroup’s most important measures used to link compensation to performance:

Company Performance Metrics(1)

• Adjusted EBITA Margin	• Return on Invested Capital
• Adjusted EPS	• Revenue
• Strategic KPIs and ESG Goals

(1)
For further information regarding these company performance metrics and their function in the Company’s executive compensation program, please see the “Compensation Discussion and Analysis” section of this Proxy Statement.

Total Shareholder Return Amount	$ 93.08	105.53	95.47
Peer Group Total Shareholder Return Amount	113.87	152.43	100.85
Net Income (Loss)	$ 373,800,000	$ 382,400,000	$ 23,800,000
Company Selected Measure Amount	0.0351	0.031	0.022
PEO Name	Jonas Prising
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITA Margin
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Strategic KPIs and ESG Goals
PEO [Member] | Subtract grant date fair value of equity awards granted during fiscal year reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,000,045)	$ (14,000,045)	$ (10,000,012)
PEO [Member] | Add fair value of equity compensation granted in current year value at yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,316,198	25,650,278	9,176,116
PEO [Member] | Add dividends accrued on unvested sharesshare units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	356,656	164,080	131,390
PEO [Member] | Add Subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,469,463)	212,830	(3,943,945)
PEO [Member] | Add Subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,955,816	171,296	(621,509)
PEO [Member] | Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,409,779)	0	(617,501)
Non-PEO NEO [Member] | Subtract grant date fair value of equity awards granted during fiscal year reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,000,006)	(2,240,139)	(1,600,079)
Non-PEO NEO [Member] | Add fair value of equity compensation granted in current year value at yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,229,006	4,104,263	1,468,252
Non-PEO NEO [Member] | Add dividends accrued on unvested sharesshare units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	96,802	32,353	37,362
Non-PEO NEO [Member] | Add Subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(728,235)	48,243	(614,567)
Non-PEO NEO [Member] | Add Subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	241,767	88,660	(104,606)
Non-PEO NEO [Member] | Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (705,587)	$ 0	$ (74,767)